                                              ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                            The Putnam Allstate Advisor Variable Annuities

                                                   Supplement Dated January 25, 2008
                                                  To the Prospectus Dated May 1, 2007

On February 18, 2008, we will change our administrative office for your variable annuity and we will have a new address and telephone number. Your prospectus is amended to replace all references to our old address and telephone number with our new address and telephone number, shown below.  Please keep this information with your prospectus or in a safe place.

Any instructions you mail to us for processing on or after February 18, 2008 must be mailed to our new address, otherwise your transaction may be delayed.

Our new address and telephone number are as follows:

         Address:

         Allstate Life Insurance Company of New York
         PO BOX 758559
         Topeka KS  66675-8559

         Telephone Number:

         877-888-3690

         Facsimile Number:

         1-785-228-4568

         Overnight Address:

         Allstate Life Insurance Company of New York
         5801 SW 6th Ave
         Topeka, KS 66606-0001

                                               ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                                The Allstate Advisor Variable Annuities
                                                    The Allstate Variable Annuities

                                                   Supplement Dated January 25, 2008
                                                  To the Prospectus Dated May 1, 2007

On February 18, 2008, we will change our administrative office for your variable annuity and we will have a new address and telephone number. Your prospectus is amended to replace all references to our old address and telephone number with our new address and telephone number, shown below.  Please keep this information with your prospectus or in a safe place.

Any instructions you mail to us for processing on or after February 18, 2008 must be mailed to our new address, otherwise your transaction may be delayed.

Our new address and telephone number are as follows:

         Address:

         Allstate Life Insurance Company of New York
         PO BOX 758559
         Topeka KS  66675-8559

         Telephone Number:

         800-457-8207

         Facsimile Number:

         1-785-228-4584

         Overnight Address:

         Allstate Life Insurance Company of New York
         5801 SW 6th Ave
         Topeka, KS 66606-0001